Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of the Plan
Description
of the Plan
Reporting Entity
The
accompanying
financial
statements
include
the
assets
of
The
FirstBank
401(k)
Retirement
Plan
for
Residents
of
Puerto
Rico
(the
“Plan”)
sponsored
by
FirstBank
Puerto
Rico
(the
“Bank”)
for
its
Puerto
Rico
employees
only.
The
following description
of the
Plan provides
only general
information. Participants
should refer
to the
Plan agreement
for a
complete description of the Plan’s provisions.
General
The
Plan
is
a
defined
contribution
plan,
which
became
effective
in
1965,
and
amended
in
1977,
to
comply
with
the
requirements of
the Employee
Retirement Income
Security Act
of 1974,
as amended
(ERISA). Accordingly,
the Plan
is
subject to the provisions of ERISA. Effective September 1, 1991, the Plan was further amended to become a savings plan under the provisions
of the Puerto
Rico Internal Revenue
Code, as amended
(the “PR Code”).
The Plan was
created for
the purpose of providing retirement benefits to employees
and to encourage and assist them in adopting
a regular savings
plan that qualifies under the applicable laws of the
Commonwealth of Puerto Rico.
Eligibility
Effective March 1, 2025, eligible employees of the Bank
and its wholly owned Puerto Rico subsidiaries became eligible to participate in the Plan’s matching, qualified matching, and
qualified non-elective contribution components upon completion of three months
of service. Prior to this date, such employees were required to complete
one year
of service to be eligible
to participate.
Eligible
employees
who
fail
to
initiate
elective
deferral
contributions
upon
completing
three months
of
service
are
automatically enrolled
in the Plan,
unless they elect
to waive participation
in the Plan
by completing such
waiver at least
30 days
before
the
enrollment
date.
If
the
employee
does
not
complete
such
waiver
within
the
mentioned
period,
the
employee
will
be
automatically
enrolled
in
the
Plan.
Effective
March
1,
2025,
the
automatic
enrollment
initial
pre-tax
contribution is equivalent to 3 % of his/her period eligible compensation and will increase by 1 % per year up to a maximum of 6
%
of
the
compensation as
of
the
beginning
of
each
subsequent
Plan
Year.
Prior
to
such
date,
the
automatic
enrollment initial pre-tax contribution was equivalent to 2 % of eligible compensation per pay period with an increase of 1%
per year up to a maximum of 5 % as of the beginning of each subsequent Plan Year. Such contributions will be invested in a predetermined fund until subsequent election is made
by the participant.
Contributions
Participants are permitted to contribute up to an amount
not to exceed the maximum deferral amount specified by
the PR
Code
of
$
15,000
for
the
tax
year
ended
December
31,
2025.
Nonetheless,
the
participant
may
make
voluntary
contributions
to
the
Plan
on
an
after-tax
basis
of
up
to
10
%
of
their
eligible
compensation.
The
Bank
contributes
a
matching
contribution
of
fifty cents
for
every
dollar
up
to
the
first
6
%
of
the
participants’
eligible
compensation
that
a
participant contributes to the Plan on a pre-tax basis. The Bank’s matching contribution of
fifty cents
for every dollar of the
employee’s contribution
is comprised
of: (i)
twenty-five
cents for
every dollar
of the
employee’s contribution
up to
6 % of
the employee’s eligible compensation to be paid to the Plan as of each bi-weekly payroll; and, (ii) an additional twenty-five cents for every dollar of the employee’s contribution up
to
6
% of the employee’s eligible compensation to be deposited
as
a lump sum subsequent to the Plan Year. These are called 401(k) Matching Contributions and 401(k) Additional Matching
Contributions, respectively. In
addition, the Bank
can make a
true up matching
contribution, which is
to be determined
at
the end of
the Plan Year
to ensure that
plan participants will
receive the maximum
contribution allowed by
the Plan. The
true up matching
contribution will be
deposited subsequent to
the Plan Year
and a participant must
be actively employed
by the Bank at the end of the
Plan Year in order to receive such contribution.
Investment of participants’ and employer’s contributions are directed by participants into various investment options, which include several
mutual funds
and the
common stock
of First
BanCorp., the
Bank’s parent
company. The
Plan allows
for
rollover contributions from other qualified plans.
Participants with an age of
50 or older are permitted
to make an additional $
1,500
pre-tax contribution for the year ended
December 31, 2025 after contributing the Plan
limit of $
15,000
of their pre-tax annual compensation.
Participant Accounts
Each participant’s
account is
credited with
the participant’s
contributions and
allocations of
the Bank’s
contributions and
Plan earnings.
Allocations are
based on
the participant’s
contributions in
the case
of matching
contributions, or
account
balances in each investment option in the case of plan earnings. The benefit to which a participant is entitled is the benefit that can
be provided
from the
participant’s vested
account. Certain
administrative expenses
directly associated
with the
Plan are paid using the Plan assets and
then the expenses are allocated among all participants
accounts.
Vesting
Participants
are
immediately
vested
in
their
contributions
and
the
401(k)
Matching
Contributions
plus
actual
earnings
thereon.
The
401(k)
Additional
Matching
Contribution
is
subject
to
the
completion
of
at
least
three years
of
service
for
vesting.
Notes receivable from Participants
The Plan allows participants and
their beneficiaries to borrow from
their accounts a minimum of
$1,000 up to a
maximum
equal to the lesser of
50% of the participant’s vested
account balance or $50,000. A
maximum of one loan outstanding
is
permitted at
any time,
except for
participants with
two outstanding
loans under
the Santander
Plan that
merged into
the
Plan effective on December 31, 2020. Interest rates on loans are generally calculated based on the prime rate plus 2 % as of the
date the
loan is
granted. As
of December
31, 2025
and 2024,
the loans
had interest
rates ranging
from
5.25 % to
10.50
%.
Principal and interest are paid to the Plan ratably
through biweekly payroll deductions. The loans have a term of repayment
of
up
to
five years
.
The
Plan
Administrator
may
fix
the
term
for
repayment
of
a
home
loan
for
a
period
exceeding five years
. A home loan is a loan used
to acquire a dwelling unit which, within a
reasonable time, the participant
will
use
as
a
principal
residence.
Loan
transactions
are
considered
transfers
between
the
investment
funds
and
the
Participants Loan account. These transactions are secured
by the balance in the participant's account.
Payment of Benefits
Plan
participants
are
permitted
to
make
withdrawals
from
the
Plan,
subject
to
provisions
in
the
Plan
agreement.
Participants may receive
a distribution from the
Plan prior to termination
of employment upon
attainment of age 59
½.
On termination
of service
due to
death, disability
or retirement
,
all distributions from the Plan can be made in a
single
lump-sum cash
payment; or
installments payments
if the
equal value
is of
no less
than $
1,000
each over
a period
not
exceeding the
life expectancy
of the
participant or
the participant's
beneficiary if
the participant
has died,
or a
period not
exceeding the joint life and
last survivor expectancy of the
participant and his or her
beneficiary. If the value of
the vested
account is more than $ 7,000
, the participant may elect
to defer any benefit payable
under the Plan until a
specified future
date.
However,
if
the
value
of
the
account
balance
does
not
exceed
$
7,000
,
the
distribution
will
be
made
to
the
participant,
regardless
of
whether
the
participant
consents
to
receive
it.
The
Plan
allows
for
participants
to
receive
hardship distributions.
In
the
case
of
participant
termination
because
of
death,
all
amounts
credited
to
such
participant’s
account
shall
become
fully
vested
and
the
entire
amount
is
paid
to
the
person
or
persons
legally
entitled
thereto.
In
addition,
a
participant
will
fully
vest
in
his
or
her
account
balance
(including
401(k)
Additional
Matching
Contributions)
upon
permanent and total disability.
Plan Expenses and Administration
Bank
and
participant
contributions
were
held
by
Charles
Schwab
Trust
Bank
(“Charles
Schwab”)
as
custodian
and
managed
by
Milliman
USA,
Inc.
as
plan
recordkeeper,
both
appointed
by
the
Board
of
Directors
of
the
Bank.
The
custodian invests cash received,
interest and dividend
income and makes
distributions to participants.
The Bank’s parent
company
common
stock
in
the
Plan
is
held
by
State
Street
Bank
and
Trust
Company
(“State
Street”),
which
provides
Charles Schwab with custody, fund accounting, fund administration and transfer agency services.
Generally,
recordkeeper’s
fees
are
paid
by
the
Bank
unless
there
are
forfeitures
available
to
offset
such
expenses.
For
the
year
ended
December
31,
2025,
the
Bank
paid
on
behalf
of
the
Plan
$
243,131
in
administrative
fees
and
other services rendered by the plan record keeper and
$
31,920
for investment advisory and retirement plan consulting
to third-party consultants. Administrative expenses
incurred by the Plan, primarily recordkeeper’s fees
and custodian’s
fees, are reflected in the Plan’s financial statements.
Forfeitures
Forfeited balances of
terminated participants’ non-vested
accounts are used
to reduce future
Bank contributions or
used
to cover administrative expenses of the Plan. Refer
to Note 7 for further detail.